Risk Management - Disclosure of analysis of derivative assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	£ 1,773,725	£ 1,833,456
Counterparty netting	202,685	242,779
Cash collateral held	40,564	41,868
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	256,836	302,380
Counterparty netting	198,809	238,337
Net exposure	58,027	64,043
Cash collateral held	31,211	34,547
Net exposure less collateral	26,816	29,496
Derivatives | Foreign exchange derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	89,533	109,938
Counterparty netting	69,570	88,096
Net exposure	19,963	21,842
Derivatives | Interest rate derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	109,609	134,579
Counterparty netting	79,861	101,646
Net exposure	29,748	32,933
Derivatives | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	7,662	5,423
Counterparty netting	6,758	4,356
Net exposure	904	1,067
Derivatives | Equity and stock index derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	48,171	48,665
Counterparty netting	40,946	41,200
Net exposure	7,225	7,465
Derivatives | Commodity derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	1,861	3,775
Counterparty netting	1,674	3,039
Net exposure	£ 187	£ 736